Employee Benefit Plan	12 Months Ended
Dec. 31, 2020
Retirement Benefits [Abstract]
Employee Benefit Plan
12.	Employee Benefit Plan
The Company has a 401(k) savings plan. Eligible employees may voluntarily contribute a percentage of their compensation to their 401(k) account. The Company provides a 401(k) employer match of 50% of the first 6% of the employee’s salary contribution. The benefit vests over a five-year period beginning 90 days after the employee’s date of hire. For the years ended December 31, 2020 and 2019, the 401(k) employer match expense was $0.5 million and $0.4 million, respectively, for continuing operations. For the years ended December 31, 2020 and 2019, the 401(k) employer match expense was $0.04 million and $0.09 million, respectively, for discontinued operations.